Loans and Borrowings - Changes in the Carrying Value of Current and Non-current Loans and Borrowings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial instruments [Abstract]
Opening balance	$ 11,683	$ 351
Additions	150,985	0
Deferred financing fee	(3,744)	0
Assumed on acquisition	6,301	11,825
Gain on debt modification	(1,886)	0
Accretion	5,760	0
Interest payments	(6,479)	0
Principal repayments	(21,376)	(493)
Ending balance	$ 141,244	$ 11,683